Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.2%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 08/09/21)(a)	$300	$164,494
Arcor SAIC, 6.00%, 07/06/23 (Call 09/17/21)(a)	375	370,852
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(a)(b)	300	314,588
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	195,950
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	500	386,500
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	600	536,250
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)(c)	266	71,981
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	450	422,663
YPF SA
6.95%, 07/21/27(a)	660	463,361
7.00%, 12/15/47 (Call 06/15/47)(a)	450	291,459
8.50%, 07/28/25(a)	850	663,159
8.75%, 04/04/24(a)	680	603,627
YPF Sociedad Anonima
1.50%, 09/30/33 (Call 03/30/33)(a)(d)	450	236,475
2.50%, 06/30/29 (Call 12/30/28)(a)(d)	625	409,102
9.00%, 02/12/26 (Call 11/12/25)(a)(d)	600	504,000
		5,634,461
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	700	701,969

Bahrain — 0.2%
BBK BSC, 5.50%, 07/09/24(a)	400	421,575
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	404,450
		826,025
Brazil — 5.5%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	158,325
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(a)	200	208,800
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(a)	150	165,233
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(b)(e)	200	187,405
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(a)(b)	200	199,913
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(a)	200	205,063
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	193,870
4.50%, 01/10/25 (Call 12/10/24)(a)	200	207,100
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	211,830
4.63%, 10/29/49 (Call 04/15/23)(a)(f)	200	217,100
4.75%, 03/20/24(a)	400	424,880
4.88%, 04/19/23(a)	200	210,663
6.25%, (Call 04/15/24)(a)(f)(g)	400	403,200
9.00%, (Call 06/18/24)(a)(b)(f)(g)	400	445,950
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	207,100
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	400	422,020
4.50%, 01/31/30(a)(b)	400	420,500
5.88%, 01/31/50(a)	200	222,750
8.50%, 01/23/81 (Call 10/24/25)(a)(f)	200	230,537
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	200	207,050
5.75%, 09/21/50 (Call 03/21/50)(a)	200	202,725
Security	Par (000)	Value

Brazil (continued)
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	$400	$459,000
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	204,538
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(a)	200	211,037
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	200	215,100
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	400	440,000
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	200	206,750
7.63%, 04/17/26 (Call 04/17/22)(a)	200	212,750
Embraer Netherlands Finance BV
5.05%, 06/15/25	227	237,941
5.40%, 02/01/27	250	263,812
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	200	230,250
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(a)	200	223,225
Gerdau Trade Inc., 4.88%, 10/24/27(a)	200	224,600
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	206,538
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(a)	150	138,656
Guara Norte Sarl, 5.20%, 06/15/34(a)	196	202,293
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(a)	200	203,000
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	204,163
4.50%, 11/21/29 (Call 11/21/24)(a)(b)(f)	400	407,825
4.63%, (Call 02/27/25)(a)(f)(g)	200	191,225
5.13%, 05/13/23(a)(b)	200	210,100
6.13%, (Call 12/12/22)(a)(f)(g)	200	201,770
6.50%, (Call 03/19/23)(a)(b)(f)(g)	200	204,663
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 01/15/27)(e)	200	200,000
JBS USA Food Co.
5.75%, 01/15/28 (Call 07/15/22)(a)	400	421,800
7.75%, 01/15/26 (Call 01/15/22)(a)	200	211,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(a)	100	102,750
JSM Global Sarl, 4.75%, 10/20 /30 (Call 07/20/30)(a)	200	206,975
Klabin Austria GmbH
5.75%, 04/03/29 (Call 01/03/29)(a)	200	228,162
7.00%, 04/03/49 (Call 10/03/48)(a)	200	253,360
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	400	386,800
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(e)	200	207,940
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(e)	200	196,313
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	200	202,225
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	200	204,850
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)	200	213,480
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 08/30/21)(a)(h)	263	139,528
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 08/30/21)(a)(i)	200	1,900
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(b)(h)	278	67,074
Oi SA, 10.00%, (12.00% PIK), 07/27/25(h)	325	319,475
Petrobras Global Finance BV
4.38%, 05/20/23	100	105,450
5.09%, 01/15/30(b)	350	377,853
5.30%, 01/27/25	250	280,047
5.50%, 06/10/51 (Call 12/10/50)	100	98,375
5.60%, 01/03/31 (Call 10/03/30)	600	667,050
5.75%, 02/01/29	300	338,400
6.00%, 01/27/28	400	455,400
6.75%, 01/27/41	200	233,350

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Brazil (continued)
6.75%, 06/03/50 (Call 12/03/49)	$300	$342,750
6.85%, 06/05/2115(b)	450	499,876
6.88%, 01/20/40	248	293,384
6.90%, 03/19/49	250	292,512
7.25%, 03/17/44	300	360,937
7.38%, 01/17/27(b)	350	424,252
8.75%, 05/23/26	100	127,650
Petrorio Luxembourg Sarl, 6.13%, 06/09/26 (Call 06/09/24)(e)	200	205,770
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	200	225,850
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	400	422,825
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)(b)	200	208,538
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	200	204,225
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	231,310
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	200	198,000
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	200	197,950
3.75%, 01/15/31 (Call 10/15/30)	500	520,900
5.00%, 01/15/30 (Call 10/15/29)	200	225,912
6.00%, 01/15/29 (Call 10/15/28)	400	475,040
7.00%, 03/16/47 (Call 09/16/46)(a)	200	267,250
Ultrapar International SA, 5.25%, 06/06/29(a)(b)	200	215,912
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(a)(b)	200	215,725
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	200	214,975
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	300	319,875
6.25%, 08/10/26	400	481,160
6.88%, 11/21/36	400	556,032
6.88%, 11/10/39	250	352,312
Vale SA, 5.63%, 09/11/42	100	126,797
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(e)	200	195,310
		25,174,586
Canada — 0.1%
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	600	615,188

Chile — 2.9%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(f)	400	420,950
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)	400	383,000
Banco de Credito e Inversiones SA
3.50%, 10/12/27(a)(b)	400	430,825
4.00%, 02/11/23(a)	200	209,975
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	650	679,169
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	600	652,613
4.25%, 04/30/29 (Call 01/30/29)(a)	600	654,187
4.50%, 08/01/24 (Call 05/01/24)	400	428,000
5.15%, 01/29/50 (Call 07/29/49)(a)	400	469,075
5.50%, 04/30/49 (Call 10/30/48)(a)	200	241,163
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	1,000	1,096,150
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	221,000
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	400	414,900
Empresa Electrica Guacolda SA, 4.56%, 04/30/25
(Call 01/30/25)(a)(b)	400	223,375
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	500	545,406
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	800	922,150
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	410,950
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(e)	1,000	1,063,750
	Par
Security	(000)	Value

Chile (continued)
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(e)	$400	$403,500
3.85%, 01/13/30 (Call 10/13/29)(a)	400	428,325
4.38%, 04/04/27(a)	600	667,612
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)(b)	400	418,950
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(a)	400	422,325
SACI Falabella, 3.75%, 04/30/23(a)(b)	400	416,200
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(a)(b)	400	417,400
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	400	423,825
		13,064,775
China — 7.4%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(f)(g)	200	191,788
Agricultural Bank of China Ltd./New York, 0.85%, 01/19/24(a)	200	200,292
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	200	197,390
2.70%, 02/09/41 (Call 08/09/40)	200	191,952
3.25%, 02/09/61 (Call 08/09/60)	200	193,418
3.40%, 12/06/27 (Call 09/06/27)	500	546,425
3.60%, 11/28/24 (Call 08/28/24)(b)	400	432,304
4.00%, 12/06/37 (Call 06/06/37)	200	224,110
4.20%, 12/06/47 (Call 06/06/47)	400	464,364
Amipeace Ltd., 2.50%, 12/05/24(a)	600	628,425
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	400	424,668
4.13%, 06/30/25	200	220,537
Bank of China Ltd., 5.00%, 11/13/24(a)	400	446,075
Bank of China Ltd./Hong Kong
0.98%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(f)	200	200,908
3.88%, 06/30/25(a)	200	220,162
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(f)(g)	600	624,487
Bank of Communications Co. Ltd./Hong Kong, 1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(f)	200	200,864
Bocom Leasing Management Hong Kong Co. Ltd., 1.26%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(f)	400	397,825
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(f)(g)	200	201,413
CDBL Funding 2, 2.00%, 03/04/26(a)	200	200,448
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	193,788
China Cinda 2020 I Management Ltd.
2.50%, 03/18/25 (Call 02/18/25)(a)	200	197,725
3.00%, 01/20/31 (Call 10/20/30)(a)	200	193,225
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	600	630,675
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(a)	200	204,164
4.75%, 02/21/29(a)	200	218,037
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(f)	600	642,675
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	200	200,100
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(a)	200	200,252
China Evergrande Group
7.50%, 06/28/23 (Call 08/30/21)(a)	400	170,000
8.75%, 06/28/25 (Call 08/30/21)(a)	400	165,000
10.50%, 04/11/24 (Call 04/11/22)(a)	200	82,000
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(a)	200	183,975

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

China (continued)
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	$200	$202,394
China Minsheng Banking Corp. Ltd./Hong Kong, 1.17%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(f)	200	200,225
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	400	446,950
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(a)	200	209,682
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	201,475
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(f)(g)	200	208,100
4.13%, 02/26/29(a)	200	221,537
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(a)	200	199,975
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(f)(g)	200	202,913
CICC Hong Kong Finance 2016 MTN Ltd., 1.63%, 01/26/24(a)	400	401,796
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25 (Call 01/16/23)(a)	400	407,950
CITIC Ltd.
2.85%, 02/25/30(a)	200	206,975
3.88%, 02/28/27(a)	200	219,225
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	400	397,825
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(f)(g)	200	204,600
4.38%, 08/06/23(a)	200	212,202
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	200	208,912
3.00%, 05/09/23	200	207,038
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	600	648,684
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	214,787
4.38%, 05/02/28	200	227,287
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	124,675
6.40%, 05/15/37	375	497,648
7.50%, 07/30/39(b)	200	302,850
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(a)	400	403,524
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	220,100
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	194,500
3.30%, 01/12/31 (Call 10/12/30)(a)	200	182,960
4.20%, 02/06/26 (Call 02/06/24)(a)	400	405,325
5.40%, 05/27/25 (Call 05/27/23)(a)	200	208,975
7.25%, 04/08/26 (Call 04/08/23)(a)	400	432,575
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	208,038
CSCIF Asia Ltd., 1.13%, 06/10/24(a)	200	199,274
Easy Tactic Ltd., 5.88%, 02/13/23 (Call 08/30/21)(a)	200	145,250
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	200	203,194
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	200	204,163
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(f)(g)	200	200,225
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	203,060
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	133,000
4.75%, 04/27/27(a)	400	266,000
	Par
Security	(000)	Value

China (continued)
Huarong Finance 2019 Co. Ltd.
3.75%, 05/29/24(a)	$400	$286,000
4.50%, 05/29/29(a)	200	127,000
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	400	290,500
ICBCIL Finance Co. Ltd., 3.75%, 03/05/24(a)	400	424,575
Industrial & Commercial Bank of China Ltd./London, 0.98%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(f)	400	402,249
Industrial & Commercial Bank of China Ltd./Singapore, 0.96%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(f)	600	603,792
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(f)	600	623,175
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(a)	200	199,804
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	200,188
JD.com Inc., 3.88%, 04/29/26	200	219,475
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	198,288
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 08/30/21)(a)	200	155,100
10.50%, 01/15/25 (Call 01/15/23)(a)	200	153,725
10.88%, 07/23/23 (Call 08/30/21)(a)	200	169,475
11.25%, 04/16/25 (Call 04/16/23)(a)	200	155,913
11.70%, 11/11/25 (Call 11/11/23)(a)	200	154,500
Legend Fortune Ltd., 1.38%, 06/02/24(a)	200	200,470
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	210,350
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	212,100
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(f)(g)	200	203,413
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)	200	187,000
Pioneer Reward Ltd., 1.30%, 04/09/24(a)	200	199,497
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	209,100
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(a)(b)	600	689,250
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(a)	200	196,500
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(a)	200	71,850
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	204,413
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	400	405,325
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(a)	600	612,075
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/22)(a)	200	205,000
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	217,537
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29 (Call 05/05/29)(a)	200	194,850
State Elite Global Ltd., 0.90%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(f)	200	199,725
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(a)	200	182,000
6.50%, 01/10/25 (Call 01/10/23)(a)	400	362,575
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	400	406,825
2.39%, 06/03/30 (Call 03/03/30)(a)	400	400,700
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	200	209,350
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	200	194,975
3.58%, 04/11/26 (Call 02/11/26)(a)	200	218,787
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	300	326,970
3.68%, 04/22/41 (Call 10/22/40)(e)	200	212,537
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	200	217,350
3.94%, 04/22/61 (Call 10/22/60)(e)	200	221,287

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

China (continued)
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	$400	$446,120
4.53%, 04/11/49 (Call 10/11/48)(a)	200	239,912
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(a)	200	208,163
4.20%, 06/07/24(a)	400	427,200
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	205,364
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	201,725
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(f)(g)	200	203,913
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26
(Call 01/13/24)(a)	200	137,000
		33,880,306
Colombia — 9.9%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	400	476,290
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	190,372
3.38%, 07/24/24(a)	200	207,674
4.38%, 07/03/29(a)	200	209,458
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	210,725
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(e)	400	408,625
Banco Davivienda SA, 6.65%, (Call 04/22/31)(e)(f)(g)	400	420,000
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	550	572,000
5.38%, 02/19/23(a)	200	208,163
6.25%, 05/12/26(a)	1,000	1,090,250
Banco de Credito del Peru, 3.25%, 09/30/31 (Call 09/30/26)(e)(f)	400	388,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(a)(f)	400	431,700
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	800	808,000
4.63%, 12/18/29 (Call 12/18/24)(b)(f)	400	401,900
4.88%, 10/18/27 (Call 10/18/22)(f)	600	603,862
Bangkok Bank PCL/Hong Kong, 5.00%, 10/03/23(a)	200	217,913
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	400	439,450
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)	400	400,376
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(a)	200	202,240
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	200	211,398
CK Hutchison International 19 Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	200	219,975
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	217,868
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(f)(g)	200	207,725
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	208,725
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)	400	437,950
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)(b)	400	416,075
Ecopetrol SA
4.13%, 01/16/25(b)	983	1,028,267
5.38%, 06/26/26 (Call 03/26/26)(b)	1,235	1,346,372
5.88%, 09/18/23	1,450	1,558,967
5.88%, 05/28/45	1,400	1,482,852
6.88%, 04/29/30 (Call 01/29/30)(b)	1,550	1,859,535
7.38%, 09/18/43	875	1,067,106
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	213,038
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	600	663,487
4.88%, 10/30/24 (Call 07/30/24)(a)	800	852,600
	Par
Security	(000)	Value

Colombia (continued)
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)	$200	$202,163
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)	195	206,281
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	400	404,800
GNL Quintero SA, 4.63%, 07/31/29(a)	753	868,752
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	800	788,760
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)	200	215,654
4.00%, 09/06/49(a)	200	218,975
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	400	431,820
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(a)	200	278,500
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	600	653,724
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	152,403
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(a)	500	522,437
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	200	217,538
5.65%, 09/12/49 (Call 03/12/49)(a)	200	248,350
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	200	205,610
4.88%, 01/14/48(a)	200	205,788
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(a)	200	217,788
Kookmin Bank, 4.35%, (Call 07/02/24)(a)(f)(g)	200	210,725
Korea Electric Power Corp., 1.13%, 06/15/25(a)	400	400,825
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)	200	209,193
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(a)	395	413,024
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	547	641,182
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	400	416,000
6.25%, 03/25/29 (Call 03/25/24)(a)	540	589,039
Minejesa Capital BV
4.63%, 08/10/30(a)	1,000	1,056,672
5.63%, 08/10/37(a)	800	869,650
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(a)	400	404,700
NTPC Ltd.
4.25%, 02/26/26(a)	200	216,100
4.38%, 11/26/24(a)	200	216,413
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(a)	400	411,540
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(a)	200	218,950
5.50%, 01/15/48 (Call 07/15/47)(a)	400	474,825
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	1,000	1,103,750
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)	400	397,325
QNB Finance Ltd., 2.63%, 05/12/25(a)	800	837,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27(a)	721	824,804
Reliance Industries Ltd.
3.67%, 11/30/27(a)	500	550,940
4.88%, 02/10/45(a)	250	315,984
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(e)	400	400,125
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	300	445,087
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	400	415,575
SK Hynix Inc., 2.38%, 01/19/31(a)	700	690,781
Star Energy Geothermal Darajat II/Star Energy Geothermal
Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	600	657,112
SURA Asset Management SA, 4.88%, 04/17/24(a)	400	429,950
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	217,788

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colombia (continued)
Termocandelaria Power Ltd., 7.88%, 01/30/29
(Call 01/30/23)(a)	$555	$586,496
Transportadora de Gas Internacional SA ESP, 5.55%,
11/01/28 (Call 08/01/28)(a)	600	671,175
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	600	660,862
6.39%, 01/15/50 (Call 07/15/49)(a)	200	237,230
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	800	788,712
1.00%, 09/28/27 (Call 07/28/27)(a)	800	778,952
1.38%, 09/28/30 (Call 06/28/30)(a)	1,000	951,820
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(a)	400	415,825
		45,044,412
Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	600	637,200

Ghana — 0.6%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	600	591,187
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/31/21)(a)	600	519,188
10.25%, 05/15/26 (Call 05/06/23)(e)	1,200	1,247,100
10.25%, 05/15/26 (Call 05/06/23)(a)	200	207,850
		2,565,325
Guatemala — 0.3%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)	700	727,475
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(e)	400	433,200
		1,160,675
Hong Kong — 4.5%
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(f)(g)	200	203,313
3.20%, 03/11/25 (Call 12/11/24)(a)	200	211,702
3.20%, 09/16/40 (Call 03/16/40)(a)	600	621,112
3.38%, 04/07/30 (Call 01/07/30)(a)	400	444,075
3.60%, 04/09/29 (Call 01/09/29)(a)	400	448,950
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	200	226,600
4.50%, 03/16/46 (Call 09/16/45)(a)	200	257,238
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(f)(g)	800	862,800
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(f)(g)	250	256,953
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)(a)(f)	600	602,737
5.83%, (Call 10/21/25)(a)(f)(g)	250	268,750
5.88%, (Call 09/19/24)(a)(f)(g)	250	267,078
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(f)(g)	200	201,000
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	218,537
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	399,500
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	400	420,075
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(f)(g)	200	211,350
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24)(a)(f)	250	265,203
7.10%, (Call 11/06/23)(a)(f)(g)	200	218,850
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	214,600
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	200	219,475
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	220,475
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(b)	600	637,668
	Par
Security	(000)	Value

Hong Kong (continued)
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	$400	$446,164
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)	800	824,048
CK Hutchison International 21 Ltd.
1.50%, 04/15/26 (Call 03/15/26)(e)	200	202,806
2.50%, 04/15/31 (Call 01/15/31)(e)	200	205,916
3.13%, 04/15/41 (Call 10/15/40)(e)	200	209,852
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(a)	200	200,725
Elect Global Investments Ltd.
4.10%, (Call 06/03/25)(a)(f)(g)	200	204,038
4.85%, (Call 08/25/23)(a)(g)	200	207,813
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(f)(g)(i)	200	189,975
5.75%, 07/09/24(a)	400	412,700
6.38%, (Call 09/13/24)(a)(f)(g)	200	206,100
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	202,038
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	212,787
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	215,464
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	196,913
2.88%, 05/03/26(a)	200	213,725
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(a)	400	423,825
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	210,100
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	205,086
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	207,913
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	216,350
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	203,846
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(a)	200	205,350
4.50%, 08/18/25 (Call 07/18/25)(a)	200	206,225
5.25%, (Call 11/03/21)(a)(g)	200	147,475
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	213,475
MTR Corp. Ltd., 1.63%, 08/19/30(a)	600	590,175
Nan Fung Treasury Ltd.
3.63%, 08/27/30(a)	200	206,100
5.00%, 09/05/28(a)	200	225,412
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29 (Call 11/20/24)(a)(f)	250	259,187
5.00%, (Call 06/02/22)(a)(f)(g)	350	352,187
New World China Land Ltd., 4.75%, 01/23/27(a)	200	215,475
NWD Finance BVI Ltd.
4.80%, (Call 09/09/23)(a)(g)	200	200,663
5.25%, (Call 03/22/26)(a)(f)(g)	400	427,825
6.25%, (Call 03/07/24)(a)(g)	400	418,950
NWD MTN Ltd.
4.13%, 07/18/29(a)	400	419,450
4.50%, 05/19/30(a)	400	428,575
Panther Ventures Ltd., 3.50%, (Call 12/22/23)(a)(g)	200	194,850
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(a)	200	208,354
PCPD Capital Co., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	203,063
Phoenix Lead Ltd., 4.85%, (Call 08/23/22)(a)(g)	200	203,663
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(e)	200	199,532
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(a)	200	209,413
2.88%, 01/21/30(a)	200	210,850
3.75%, 02/25/29(a)	200	222,975
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30
(Call 10/30/29)(a)	200	211,288

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hong Kong (continued)
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	$200	$215,725
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	218,912
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	213,787
		20,745,161
India — 3.8%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	400	422,496
5.95%, 07/31/24(a)	400	424,700
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	402,700
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	217,287
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(a)	400	416,576
4.20%, 08/04/27 (Call 02/04/27)(a)	400	418,040
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	212,752
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	600	655,612
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	213,586
Continuum Energy Levanter, 4.50%, 02/09/27 (Call 02/09/24)(a)	400	401,450
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	400	392,950
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	143,225
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(a)	400	402,325
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 09/17/21)(a)	400	405,125
5.95%, 07/29/26 (Call 07/29/22)(a)	400	423,950
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(e)	200	199,913
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	212,537
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	450	489,881
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	600	645,300
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	388,488
3.25%, 02/13/30(a)	200	203,350
3.73%, 03/29/24(a)	200	212,287
3.84%, 12/13/27(a)	200	216,537
JSW Hydro Energy Ltd.
4.13%, 05/18/31 (Call 05/18/26)(e)	200	198,313
4.13%, 05/18/31 (Call 05/18/26)(a)	200	198,313
Network i2i Ltd.
3.98%, (Call 03/03/26)(a)(f)(g)	400	395,950
5.65%, (Call 01/15/25)(a)(f)(g)	200	210,163
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	212,537
Oil India Ltd.
5.13%, 02/04/29(a)	200	226,725
5.38%, 04/17/24(a)	200	219,225
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	400	434,575
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	213,360
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	422,322
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	196,788
3.95%, 04/23/30(a)(b)	400	411,450
4.50%, 06/18/29(a)	400	428,325
REC Ltd.
2.25%, 09/01/26(a)	400	392,950
3.38%, 07/25/24(a)	400	415,950
5.25%, 11/13/23(a)	400	431,200
Reliance Industries Ltd.
4.13%, 01/28/25(a)	250	272,625
6.25%, 10/19/40(a)(b)	250	354,891
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 08/31/21)(a)	200	207,250
	Par
Security	(000)	Value

India (continued)
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(e)	$200	$201,750
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(a)	200	198,475
State Bank of India/London
1.80%, 07/13/26(a)	400	398,524
4.38%, 01/24/24(a)(b)	400	429,700
4.88%, 04/17/24(a)	400	436,825
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(e)	600	565,500
9.25%, 04/23/26 (Call 04/23/23)(a)	200	164,163
13.88%, 01/21/24 (Call 12/21/22)(a)	400	421,200
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/31/21)(a)	400	318,450
7.13%, 05/31/23(a)	200	181,350
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(e)	200	201,000
		17,480,916
Indonesia — 1.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	750	760,687
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(a)	200	211,475
4.75%, 05/13/25(a)	800	888,150
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(a)	400	408,169
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(a)	700	744,319
4.63%, 07/20/23(a)	200	213,063
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	204,370
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	450	448,256
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	1,000	1,032,500
4.75%, 06/09/51 (Call 12/09/50)(a)	400	422,044
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	402,825
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)(b)	600	637,613
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	400	412,825
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	600	549,675
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	355	401,852
		7,737,823
Israel — 3.5%
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(e)(f)	600	611,625
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(e)	400	407,925
4.88%, 03/30/26 (Call 12/30/25)(e)	400	409,200
5.38%, 03/30/28 (Call 09/30/27)(e)	600	612,150
5.88%, 03/30/31 (Call 09/30/30)(e)	400	409,500
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(e)	450	579,516
Israel Electric Corp. Ltd.
4.25%, 08/14/28(e)	600	671,925
6.88%, 06/21/23(a)	400	444,450
Series 6, 5.00%, 11/12/24(e)	1,000	1,115,313
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(e)	300	312,431
6.13%, 06/30/25 (Call 03/30/25)(e)	400	435,200
6.50%, 06/30/27 (Call 12/30/26)(e)	400	440,575
6.75%, 06/30/30 (Call 12/30/29)(e)	400	448,200

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(e)(f)	$400	$401,949
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	650	715,000
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,986	1,963,161
3.15%, 10/01/26	2,301	2,203,725
4.10%, 10/01/46(b)	1,240	1,077,250
6.00%, 04/15/24 (Call 01/15/24)	800	839,000
6.75%, 03/01/28 (Call 12/01/27)(b)	900	999,731
7.13%, 01/31/25 (Call 10/31/24)	600	657,045
		15,754,871
Jamaica — 0.6%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 08/16/21)(b)(h)	776	754,663
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 08/16/21)(a)(b)	850	882,300
8.75%, 05/25/24 (Call 08/16/21)(a)	500	520,000
Digicel Ltd., 6.75%, 03/01/23 (Call 08/16/21)(a)	400	379,000
		2,535,963
Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	400	417,125

Kazakhstan — 0.4%
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	409,725
3.25%, 08/15/30 (Call 02/15/30)(a)	600	612,900
4.00%, 08/15/26(a)(b)	700	760,288
		1,782,913
Kuwait — 1.7%
Boubyan Sukuk Ltd., 2.59%, 02/18/25(a)	600	623,437
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(f)	400	376,000
5.75%, (Call 07/09/24)(a)(f)(g)	400	405,075
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(e)	400	404,125
4.25%, 11/03/26(a)	800	888,150
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	400	427,625
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	393,450
4.50%, 02/23/27(a)	400	389,450
5.00%, 03/15/23(a)	400	408,825
MEGlobal Canada ULC
5.00%, 05/18/25(a)	1,000	1,118,000
5.88%, 05/18/30(a)	600	744,675
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(f)(g)	400	415,200
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(f)(g)	800	800,500
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	400	421,575
		7,816,087
Luxembourg — 0.6%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	800	786,000
7.50%, 05/15/26 (Call 08/13/21)(a)	1,795	1,862,797
		2,648,797
Macau — 3.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/21)(a)(b)	804	817,065
5.25%, 04/26/26 (Call 04/26/22)(a)	400	410,000
5.38%, 12/04/29 (Call 12/04/24)(a)	1,000	1,033,750
	Par
Security	(000)	Value

Macau (continued)
5.63%, 07/17/27 (Call 07/17/22)(a)(b)	$600	$621,488
5.75%, 07/21/28 (Call 07/21/23)(a)	600	621,750
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(e)	400	403,000
4.75%, 02/01/27 (Call 02/01/24)(a)	200	201,500
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	400	411,200
5.38%, 05/15/24 (Call 08/09/21)(a)	800	817,400
5.88%, 05/15/26 (Call 05/15/22)(a)	400	416,325
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(j)	600	644,820
4.38%, 06/18/30 (Call 03/18/30)(j)	600	659,892
4.60%, 08/08/23 (Call 07/08/23)	1,200	1,273,176
5.13%, 08/08/25 (Call 06/08/25)	1,400	1,566,852
5.40%, 08/08/28 (Call 05/08/28)(b)	1,600	1,872,976
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	500	495,406
6.00%, 07/15/25 (Call 07/15/22)(a)	400	416,300
6.50%, 01/15/28 (Call 07/15/23)(a)	600	631,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/30/21)(a)	400	401,950
5.13%, 12/15/29 (Call 12/15/24)(a)	800	808,000
5.50%, 01/15/26 (Call 06/15/22)(a)	800	825,000
5.50%, 10/01/27 (Call 10/01/22)(a)	600	616,770
5.63%, 08/26/28 (Call 08/26/23)(a)	1,000	1,025,000
		16,991,120
Malaysia — 1.6%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	400	397,660
4.36%, 03/24/26(a)	400	449,825
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	800	775,472
CIMB Bank Bhd, 0.90%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(f)	600	601,613
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(e)	800	801,224
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,200	1,270,704
Malayan Banking Bhd, 0.96%, 08/16/24,
(3 mo. LIBOR US + 0.800%)(a)(f)	1,000	1,003,937
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(f)(g)	400	405,075
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	643,988
4.85%, 11/01/28(a)	600	708,862
		7,058,360
Mexico — 4.5%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(a)	200	217,100
6.88%, 03/25/44 (Call 09/25/43)(a)(b)	200	266,725
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	400	436,500
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	422,325
3.63%, 04/22/29 (Call 01/22/29)(b)	200	219,950
4.38%, 07/16/42	400	486,354
4.38%, 04/22/49 (Call 10/22/48)	400	497,684
6.13%, 03/30/40	600	864,600
6.38%, 03/01/35	400	575,696
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)	450	481,303
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	150	160,669

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(f)(g)	$400	$427,950
7.63%, (Call 01/10/28)(a)(f)	200	226,500
8.38%, 12/31/99 (Call 10/14/30)(a)(f)	200	241,537
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(a)	550	619,437
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	162,591
5.13%, 01/18/33 (Call 01/17/28)(a)(f)	400	412,500
5.88%, 09/13/34 (Call 09/13/29)(a)(f)	200	218,100
Becle SAB de CV, 3.75%, 05/13/25(a)	350	380,472
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(e)	200	220,775
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	400	413,600
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	600	616,830
5.13%, (Call 06/08/26)(b)(e)(f)(g)	200	208,462
5.20%, 09/17/30 (Call 09/17/25)(a)	400	438,450
5.45%, 11/19/29 (Call 11/19/24)(a)	400	438,500
7.38%, 06/05/27 (Call 06/05/23)(a)	400	451,200
Cibanco SA Ibm/PLA Administradora Industrial S de RL de
CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	220,025
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(b)	150	146,205
2.75%, 01/22/30 (Call 10/22/29)	150	158,044
5.25%, 11/26/43	300	410,775
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	366	425,695
Credito Real SAB de CV, 8.00%, 01/21/28 (Call 01/21/25)(a)	200	169,156
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	214,240
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/50 (Call 07/16/49)	900	959,440
4.38%, 05/10/43	150	182,438
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	200	208,163
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (Call 05/10/47)(a)	200	241,038
4.88%, 06/27/44(a)	200	244,037
5.95%, (Call 04/17/23)(a)(f)(g)	200	210,663
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	400	494,896
5.25%, 05/24/49 (Call 11/24/48)(b)	200	259,112
6.13%, 01/31/46 (Call 07/31/45)	400	566,950
6.63%, 03/18/25	100	118,331
6.63%, 01/15/40(b)	120	172,710
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(a)	200	223,375
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	400	451,000
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(e)	200	200,250
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)(e)	200	202,500
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	600	655,500
Southern Copper Corp.
3.88%, 04/23/25	300	325,181
5.25%, 11/08/42	400	503,240
5.88%, 04/23/45	300	409,500
6.75%, 04/16/40	400	556,000
7.50%, 07/27/35	400	575,325
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(a)	200	212,745
	Par
Security	(000)	Value

Mexico (continued)
Trust Fibra Uno
5.25%, 01/30/26 (Call 10/30/25)(a)(b)	$200	$224,250
6.95%, 01/30/44 (Call 07/30/43)(a)	200	246,045
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(a)(b)	200	197,500
		20,490,139
Morocco — 0.6%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(b)(e)	800	810,250
4.50%, 10/22/25(a)	400	432,920
5.13%, 06/23/51 (Call 12/23/50)(b)(e)	600	612,375
5.63%, 04/25/24(a)	525	574,809
6.88%, 04/25/44(a)	400	491,000
		2,921,354
Nigeria — 0.4%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	400	413,250
8.00%, 09/18/27 (Call 09/18/22)(a)	700	749,219
SEPLAT Energy PLC
7.75%, 04/01/26 (Call 04/01/23)(e)	400	415,480
7.75%, 04/01/26 (Call 04/01/23)(a)	200	207,740
		1,785,689
Oman — 0.6%
Bank Muscat SAOG
4.75%, 03/17/26(a)	400	411,625
4.88%, 03/14/23(a)	400	414,125
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	400	418,700
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	600	634,800
6.63%, 04/24/28(a)	700	768,819
		2,648,069
Panama — 0.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,200	1,242,600
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	600	652,425
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	800	846,800
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	400	417,936
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	421,200
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	400	419,720
		4,000,681
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	437	329,443
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(a)	600	627,750
		957,193
Peru — 1.8%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	900	922,725
3.13%, 07/01/30 (Call 07/01/25)(a)(f)	750	730,125
4.25%, 04/01/23(a)	200	208,600
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(e)	400	381,000
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	400	447,250
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	400	403,950
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	600	589,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Peru (continued)
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(b)	$400	$405,075
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(e)	400	393,480
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	600	608,363
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	507	594,115
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	600	627,750
6.50%, 01/18/28 (Call 10/18/27)(a)	400	439,700
Orazul Energy Egenor SCA, 5.63%, 04/28/27
(Call 04/28/22)(a)	400	403,700
Peru LNG Srl, 5.38%, 03/22/30(a)	800	616,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	600	644,175
		8,415,508
Philippines — 1.7%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	400	428,200
BDO Unibank Inc.
2.13%, 01/13/26(a)	800	821,250
2.95%, 03/06/23(a)	200	206,350
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	429,950
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(f)(g)	400	397,825
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	400	428,950
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	400	409,725
Petron Corp.
4.60%, (Call 07/19/23)(a)(f)(g)	400	399,950
5.95%, (Call 04/19/26)(a)(f)(g)	400	418,125
Philippine National Bank, 3.28%, 09/27/24(a)	800	838,900
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(f)(g)	400	416,500
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(f)(g)	400	398,125
5.70%, (Call 01/21/26)(a)(f)(g)	600	598,425
5.95%, (Call 05/05/25)(a)(f)(g)	400	402,825
6.50%, (Call 04/25/24)(a)(f)(g)	500	509,312
7.00%, (Call 10/21/25)(a)(f)(g)	800	838,900
		7,943,312
Qatar — 3.4%
ABQ Finance Ltd.
1.88%, 09/08/25(a)	400	399,625
3.13%, 09/24/24(a)	400	419,125
AKCB Finance Ltd., 4.75%, 10/09/23(a)	400	431,625
CBQ Finance Ltd.
2.00%, 09/15/25(a)	400	403,125
2.00%, 05/12/26(a)	600	600,000
5.00%, 05/24/23(a)	400	429,325
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(f)(g)	400	401,625
Doha Finance Ltd., 2.38%, 03/31/26(a)	800	809,000
MAR Sukuk Ltd.
2.21%, 09/02/25(a)	600	615,487
3.03%, 11/13/24(a)	400	421,200
Nakilat Inc., 6.07%, 12/31/33(a)	633	781,525
Ooredoo International Finance Ltd.
2.63%, 04/08/31(e)	1,200	1,230,000
3.25%, 02/21/23(a)	550	571,622
3.75%, 06/22/26(a)	600	663,487
3.88%, 01/31/28(a)	400	452,575
4.50%, 01/31/43(a)	200	245,038
5.00%, 10/19/25(a)	400	460,125
QIB Sukuk Ltd.
1.51%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(f)	400	404,200
1.95%, 10/27/25(a)	800	807,650
3.98%, 03/26/24(a)	800	855,800
	Par
Security	(000)	Value

Qatar (continued)
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	$400	$430,625
QNB Finance Ltd.
1.38%, 01/26/26(a)	800	795,250
1.63%, 09/22/25(a)	600	605,437
2.75%, 02/12/27(a)	700	733,381
3.50%, 03/28/24(a)	800	851,650
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 09/30/27(a)	513	588,764
		15,407,266
Russia — 4.5%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(f)	400	418,075
6.95%, (Call 04/30/23)(a)(f)(g)	200	207,538
8.00%, (Call 02/03/22)(a)(f)(g)	400	407,575
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	400	430,075
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(a)	400	414,716
8.88%, (Call 11/10/22)(a)(f)(g)	200	204,500
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(a)	600	651,780
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(a)	400	429,575
5.38%, 03/20/23(a)	200	210,350
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(a)	800	879,150
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(a)	4,414	4,917,472
7.29%, 08/16/37(a)	500	696,344
8.63%, 04/28/34(a)	750	1,120,350
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	211,100
4.75%, 11/02/26(a)	800	897,650
Lukoil Securities BV, 3.88%, 05/06/30(a)	1,050	1,111,687
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	429,325
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(a)	500	518,062
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(a)	200	201,913
3.38%, 10/28/24 (Call 07/28/24)(a)	400	415,450
MMK International Capital DAC, 4.38%, 06/13/24 (Call 03/13/24)(a)	400	426,450
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(a)	200	212,100
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26 (Call 02/28/26)(a)	400	443,800
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25 (Call 10/23/24)(a)	400	414,450
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	421,950
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(a)	400	422,200
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(a)	400	415,825
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(a)	200	200,663
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	200	208,788
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(a)	600	603,000
4.00%, 04/09/25 (Call 01/09/25)(a)	600	630,937
4.95%, 06/16/24 (Call 03/16/24)(a)	200	214,912
5.95%, 02/13/23(a)	200	213,163
7.25%, 04/26/23 (Call 01/26/23)(a)	200	215,412
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(f)(g)	800	867,150
		20,683,487

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Saudi Arabia — 4.4%
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	$200	$215,350
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(f)	400	412,125
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/26(e)	200	207,000
5.63%, 10/07/26(a)	200	207,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	310,275
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(a)	400	414,450
6.88%, 03/21/23(a)	200	207,225
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(f)	600	613,800
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(e)	400	399,125
1.60%, 06/17/26 (Call 05/17/26)(e)	800	798,850
2.69%, 06/17/31 (Call 03/17/31)(a)	200	205,100
2.69%, 06/17/31 (Call 03/17/31)(e)	1,000	1,025,500
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	200	195,313
3.00%, 09/14/50 (Call 03/14/50)(a)	200	188,813
SABIC Capital II BV
4.00%, 10/10/23(a)	400	427,625
4.50%, 10/10/28(a)	500	576,812
Samba Funding Ltd., 2.75%, 10/02/24(a)	800	834,150
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(a)	200	201,813
1.63%, 11/24/25 (Call 10/24/25)(a)	600	606,187
2.25%, 11/24/30 (Call 08/24/30)(a)	1,000	988,100
3.25%, 11/24/50 (Call 05/24/50)(a)	1,000	977,200
3.50%, 04/16/29(a)	1,400	1,530,270
3.50%, 11/24/70 (Call 05/24/70)(a)	1,000	974,200
4.25%, 04/16/39(a)	1,400	1,588,440
4.38%, 04/16/49(a)	1,400	1,634,500
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(a)	400	416,950
5.06%, 04/08/43(a)	400	483,450
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	648,187
5.50%, 04/08/44(a)	400	510,575
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	400	431,325
4.72%, 09/27/28(a)	600	703,987
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	200	202,313
2.41%, 09/17/30(a)	400	404,450
Saudi Telecom Co., 3.89%, 05/13/29(a)	600	668,925
		20,209,385
Singapore — 4.1%
BOC Aviation Ltd.
1.27%, 09/26/23 (Call 08/26/23),
(3 mo. LIBOR US + 1.125%)(a)(f)	400	399,700
1.75%, 01/21/26 (Call 12/21/25)(a)	200	198,564
2.63%, 09/17/30 (Call 06/17/30)(a)	400	398,575
3.00%, 09/11/29 (Call 06/11/29)(a)	500	513,200
3.25%, 04/29/25 (Call 03/29/25)(a)	600	633,112
3.50%, 10/10/24 (Call 09/10/24)(a)	600	638,826
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	600	642,306
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	500	541,656
4.00%, 01/25/24 (Call 12/25/23)(a)	400	424,825
BOC Aviation USA Corp.
1.63%, 04/29/24 (Call 03/29/24)(e)	400	402,964
1.63%, 04/29/24 (Call 03/29/24)(a)	400	402,964
	Par
Security	(000)	Value

Singapore (continued)
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(f)	$400	$401,292
3.30%, (Call 02/27/25)(a)(f)(g)	400	411,500
3.60%, (Call 09/07/21)(a)(f)(g)	800	800,900
4.52%, 12/11/28 (Call 12/11/23)(a)(f)	600	645,990
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	400	437,950
4.75%, 06/15/25 (Call 03/15/25)	510	570,563
4.88%, 06/15/29 (Call 03/15/29)	450	521,901
4.88%, 05/12/30 (Call 02/12/30)	500	584,781
GLP Pte Ltd.
3.88%, 06/04/25(a)	625	661,055
4.50%, (Call 05/17/26)(a)(f)(g)	600	597,000
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(f)	800	803,264
4.25%, 06/19/24(a)(b)	600	651,862
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(a)	400	410,652
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(a)	400	399,700
2.38%, 10/03/26(a)	400	423,825
2.38%, 08/28/29 (Call 05/28/29)(a)	600	625,050
3.25%, 06/30/25(a)	300	324,619
3.88%, 08/28/28 (Call 05/28/28)(a)	400	456,288
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	600	609,300
United Overseas Bank Ltd.
1.25%, 04/14/26(e)	400	402,768
1.25%, 04/14/26(a)	200	201,384
1.75%, 03/16/31 (Call 03/16/26)(a)(f)	400	399,848
2.00%, 10/14/31 (Call 10/14/26)(e)(f)	400	402,272
2.88%, 03/08/27 (Call 03/08/22)(a)(f)	400	404,700
3.50%, 09/16/26 (Call 09/16/21)(a)(f)	400	401,281
3.75%, 04/15/29 (Call 04/15/24)(a)(f)	400	424,950
3.88%, (Call 10/19/23)(a)(f)(g)	400	415,700
		18,587,087
South Africa — 1.5%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(f)(g)	400	408,125
(AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 Call 07/01/30)(b)	800	828,400
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(f)	400	421,200
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	400	432,450
6.13%, 05/15/29 (Call 02/15/29)(a)	400	473,075
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	413,125
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(a)	450	475,678
6.50%, 10/13/26(a)	400	458,575
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	600	612,150
5.50%, 03/18/31 (Call 03/18/30)	700	729,969
5.88%, 03/27/24 (Call 02/27/24)	1,200	1,269,975
6.50%, 09/27/28 (Call 06/27/28)	400	445,125
		6,967,847
South Korea — 3.7%
Hana Bank, 1.25%, 12/16/26(a)	200	199,276
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(b)(f)(g)	600	624,675
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(f)(g)	200	202,600

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

South Korea (continued)
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	$200	$197,838
3.75%, 03/05/23(a)	400	419,296
Kia Corp., 3.00%, 04/25/23(a)	400	415,575
Kookmin Bank
1.38%, 05/06/26(a)	200	201,442
1.75%, 05/04/25(a)	600	614,364
2.50%, 11/04/30(a)	400	405,212
2.88%, 03/25/23(a)	200	207,298
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(a)	600	616,237
Korea Electric Power Corp., 2.50%, 06/24/24(a)	200	210,600
Korea Gas Corp.
2.88%, 07/16/29(a)	400	433,325
3.50%, 07/21/25(a)	200	219,163
3.50%, 07/02/26(a)	200	222,788
3.88%, 02/12/24(a)	200	216,475
6.25%, 01/20/42(a)	600	919,425
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	400	425,325
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(f)(g)	200	203,975
LG Chem Ltd.
2.38%, 07/07/31(e)	400	402,592
3.25%, 10/15/24(a)	600	643,584
3.63%, 04/15/29(a)	200	222,698
NAVER Corp., 1.50%, 03/29/26(a)	400	401,824
NongHyup Bank
1.25%, 07/20/25(a)	400	402,964
3.88%, 07/30/23(a)	200	212,413
POSCO, 2.75%, 07/15/24(a)	600	631,237
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(e)	400	402,952
1.83%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(b)(f)	200	208,975
3.88%, 11/05/23(a)	400	428,740
3.88%, 03/24/26(a)	200	220,492
3.88%, 12/07/26 (Call 12/07/21)(a)(f)	400	404,075
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	401,400
3.34%, 02/05/30 (Call 02/05/25)(a)(b)(f)	600	628,987
5.88%, (Call 08/13/23)(a)(f)(g)	200	214,663
SK Battery America Inc., 2.13%, 01/26/26(a)	600	597,366
SK Hynix Inc.
1.00%, 01/19/24(a)	200	199,322
1.50%, 01/19/26(e)	400	397,380
3.00%, 09/17/24(a)	600	631,987
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	210,260
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	400	420,492
Woori Bank
0.75%, 02/01/26(a)	200	195,828
4.25%, (Call 10/04/24)(a)(f)(g)	600	623,737
4.50%, (Call 09/27/21)(a)(f)(g)	400	401,200
4.75%, 04/30/24(a)	200	219,163
5.25%, (Call 05/16/22)(a)(f)(g)	400	411,075
		17,090,295
Spain — 0.1%
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)(a)	600	597,000

Supranational — 0.0%
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	200	203,563
	Par
Security	(000)	Value

Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(e)	$400	$410,880

Taiwan — 1.2%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	600	642,112
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	400	426,325
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	800	810,456
2.50%, 10/28/30(a)	600	610,613
TSMC Global Ltd.
1.25%, 04/23/26 (Call 03/23/26)(e)	800	799,688
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	200	199,922
1.75%, 04/23/28 (Call 02/23/28)(e)	800	803,760
2.25%, 04/23/31 (Call 01/23/31)(e)	1,000	1,012,768
		5,305,644
Thailand — 2.2%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(f)	1,000	1,038,312
4.05%, 03/19/24(a)	600	646,987
4.45%, 09/19/28(a)	400	465,825
5.00%, 12/31/99 (Call 09/23/25)(a)(f)	800	840,920
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(e)	400	410,075
2.98%, 03/18/31 (Call 12/18/30)(a)	200	205,038
4.30%, 03/18/51 (Call 09/18/50)(e)	400	431,575
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(a)(f)	800	818,400
5.28%, (Call 10/14/25)(a)(f)(g)	200	211,788
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(f)(g)	600	608,250
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	600	604,884
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	400	418,200
3.90%, 12/06/59(a)	400	429,325
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	206,600
3.90%, 02/11/24(a)	600	643,612
4.40%, 02/11/29(a)	400	463,825
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	600	542,925
3.75%, 06/18/50(a)	400	375,652
5.38%, 11/20/48(a)(b)	400	472,325
		9,834,518
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	400	427,325

Turkey — 3.3%
Akbank T.A.S., 6.80%, 02/06/26(a)	600	635,550
Akbank TAS
5.13%, 03/31/25(a)	400	402,575
6.80%, 06/22/31 (Call 06/22/26)(e)(f)	400	400,500
7.20%, 03/16/27 (Call 03/16/22)(a)(f)	200	202,100
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(e)	400	409,000
Arcelik AS, 5.00%, 04/03/23(a)	200	207,288
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	600	630,112
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	600	619,238
6.50%, 03/11/25 (Call 12/11/24)(a)	400	432,200

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Turkey (continued)
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	$500	$528,219
QNB Finansbank AS, 6.88%, 09/07/24(a)	600	652,612
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	400	418,200
6.88%, 02/28/25(a)	400	440,450
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	430,825
5.80%, 04/11/28 (Call 01/11/28)(a)	400	428,625
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(a)	400	418,700
6.13%, 05/24/27 (Call 05/24/22)(a)(f)	800	803,650
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	831,150
7.00%, 06/29/28 (Call 06/29/23)(a)(f)	400	405,325
7.75%, 01/22/30 (Call 01/22/25)(a)(f)	700	729,281
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	600	602,363
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	600	669,112
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(a)	600	597,300
8.13%, 03/28/24(a)	400	435,200
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	600	648,487
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	400	411,075
6.10%, 03/16/23(a)	400	414,575
7.88%, 01/22/31 (Call 01/22/26)(b)(e)(f)	400	419,000
8.25%, 10/15/24(a)	400	438,000
13.88%, (Call 01/15/24)(a)(f)(g)	400	463,000
		15,123,712
Ukraine — 0.6%
DTEK Finance PLC, 5.00%, (5.00% PIK), 12/31/27 (Call 08/31/21)(a)(h)	1,254	813,543
Metinvest BV
7.75%, 10/17/29(a)	600	661,050
8.50%, 04/23/26 (Call 01/23/26)(a)	400	452,700
MHP Lux SA, 6.95%, 04/03/26(a)	400	421,200
MHP SE, 7.75%, 05/10/24(a)	400	430,575
		2,779,068
United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(a)	400	420,450
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(e)	400	405,000
3.40%, 04/29/51 (Call 10/29/50)(e)	400	422,000
3.88%, 05/06/24(a)	200	216,537
4.00%, 10/03/49(a)	200	230,037
4.38%, 04/23/25(a)	400	447,200
4.38%, 06/22/26(a)	400	457,825
4.88%, 04/23/30(a)	400	482,075
6.50%, 10/27/36(a)	300	434,494
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)	400	420,700
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(f)(g)	400	427,575
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(a)	200	214,287
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	222,500
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	215,662
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	205,350
Commercial Bank of Dubai PSC, 6.00%,
(Call 04/21/26)(a)(f)(g)	200	212,063
	Par
Security	(000)	Value

United Arab Emirates (continued)
DIB Sukuk Ltd.
2.95%, 02/20/25(a)	$400	$417,450
2.95%, 01/16/26(a)	600	624,487
3.63%, 02/06/23(a)	400	415,625
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(f)(g)	400	431,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(f)(g)	400	414,620
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	200	201,563
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	400	413,825
3.88%, 09/17/29(a)	200	203,975
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	213,038
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	600	602,437
4.25%, (Call 02/27/27)(a)(f)(g)	200	205,063
6.13%, (Call 03/20/25)(a)(f)(g)	400	427,625
6.13%, (Call 04/09/26)(a)(f)(g)	400	438,500
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	215,225
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	208,600
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	199,563
2.50%, 01/21/25(a)	200	207,913
3.63%, 03/05/23(a)	200	209,225
3.88%, 01/22/24(a)	400	429,125
First Abu Dhabi Bank PJSC
1.03%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(f)	400	402,125
4.50%, (Call 04/05/26)(a)(f)(g)	400	425,125
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	400	404,725
2.16%, 03/31/34(a)	600	593,568
2.63%, 03/31/36(a)	800	791,000
2.94%, 09/30/40(a)	1,000	1,005,000
3.25%, 09/30/40(a)	600	606,750
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	400	412,500
MAF Global Securities Ltd.
4.75%, 05/07/24(a)	400	432,120
5.50%, (Call 09/07/22)(a)(f)(g)	400	409,200
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	216,725
4.64%, 05/14/29(a)	200	225,602
Mashreqbank PSC, 4.25%, 02/26/24(a)	400	426,950
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	199,000
Noor Sukuk Co. Ltd., 4.47%, 04/24/23(a)	200	211,725
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	400	427,950
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	400	534,625
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 09/17/21)(a)	350	266,109
SIB Sukuk Co. III Ltd.
2.85%, 06/23/25(a)	200	206,538
4.23%, 04/18/23(a)	200	210,288
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	230,562
		20,550,801
United States — 0.4%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	400	408,000
4.85%, 01/27/28 (Call 01/27/25)(a)	400	409,325
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(f)(g)	200	200,750
Klabin Austria GmbH, 3.20%, 01/12/31 (Call 10/12/30)(a)	200	196,900

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

United States (continued)
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(a)	$200	$195,250
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(e)	400	398,000
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	200,975
		2,009,200
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	500	493,531

Zambia — 1.2%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/09/21)(a)	600	611,400
6.88%, 03/01/26 (Call 08/09/21)(a)	850	887,719
6.88%, 10/15/27 (Call 10/15/23)(a)	1,400	1,517,250
7.25%, 04/01/23 (Call 08/09/21)(a)	1,200	1,222,875
7.50%, 04/01/25 (Call 08/09/21)(a)	1,000	1,037,187
		5,276,431
Total Corporate Bonds & Notes — 96.7%
(Cost: $434,554,401)		441,393,043

Foreign Government Obligations(k)
Nigeria — 0.4%

Africa Finance Corp.
3.13%, 06/16/25(a)	600	624,180
3.75%, 10/30/29(a)	400	419,625
3.88%, 04/13/24(a)	400	424,125
4.38%, 04/17/26(a)	400	436,500
		1,904,430
Singapore — 0.1%
Africa Finance Corp., 2.88%, 04/28/28(e)	600	601,687

South Korea — 0.2%
Industrial Bank of Korea, 1.04%, 06/22/25(a)	400	401,700
Korea Expressway Corp., 1.13%, 05/17/26(a)	200	200,246
Korea Hydro & Nuclear Power Co. Ltd., 1.25%, 04/27/26(e)	200	200,288
		802,234
Supranational — 0.6%
African Export-Import Bank (The)
2.63%, 05/17/26 (Call 04/17/26)(e)	400	407,125
3.80%, 05/17/31 (Call 02/17/31)(e)	400	413,125
3.99%, 09/21/29 (Call 06/23/29)(a)	800	847,640
4.13%, 06/20/24(a)	200	213,288
5.25%, 10/11/23(a)	600	649,687
		2,530,865
Total Foreign Government Obligations — 1.3%
(Cost: $5,731,773)		5,839,216
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(l)(m)(n)	33,150	$33,166,407
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	7,027	7,027,000
		40,193,407
Total Short-Term Investments — 8.8%
(Cost: $40,188,086)		40,193,407

Total Investments in Securities — 106.8%
(Cost: $480,474,260)		487,425,666

Other Assets, Less Liabilities — (6.8)%		(31,052,249)

Net Assets — 100.0%		$456,373,417

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Perpetual security with no stated maturity date.

(h)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon pay-ments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(i)	Zero-coupon bond.

(j)	When-issued security.

(k)	U.S. dollar denominated security issued by foreign domiciled entity.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period-end.

(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,553,871	$21,617,781	(a)	$—	$(2,107)	$(3,139)	$33,166,407	33,150	$53,823	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,577,000	4,450,000	(a)	—	—	—	7,027,000	7,027	323		—
					$(2,107)	$(3,139)	$40,193,407		$54,146		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$441,393,043	$—	$441,393,043
Foreign Government Obligations	—	5,839,216	—	5,839,216
Money Market Funds	40,193,407	—	—	40,193,407
	$40,193,407	$447,232,259	$—	$487,425,666

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company